Accrued Liabilities	Jun. 22, 2023
Payables and Accruals [Abstract]
Accrued Liabilities
2. Accrued liabilities
In connection with the Asset Acquisition, the Company assumed the rights and obligations of Spyre under the Paragon Agreement. Under the Paragon Agreement, Spyre is obligated to compensate Paragon on a quarterly basis for its services performed under each research program based on the actual costs incurred with mark-up
costs pursuant to the terms of the Paragon Agreement. As of the date of the Asset Acquisition, Spyre had incurred total expenses of $19.0 million under the Paragon Agreement since inception, inclusive of a $3.0 million research initiation fee that was due upon signing of the Paragon Agreement and $16.0 million of historical reimbursable expenses owed to Paragon. As of June 22, 2023, $19.0 million was unpaid and was assumed by the Company through the Asset Acquisition.
Accrued liabilities consist of the following (in thousands):

As of June 22, 2023
Accrued option cost payable to Paragon	$18,987
Accrued professional and consulting fees	917
Fair value of assumed Parapyre Option Obligation (Note 3)	143

Accrued liabilities	$20,047